FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Hedge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Forward foreign exhange contracts | Currency risk | Cash flow hedges
Items designated as hedging instruments
Nominal amount	2,581	2,331
Carrying Amount Assets	$ 22	$ 26
Carrying Amount Liabilities	(59)	23
Change in fair value in OCI	(30)	(5)
Amounts reclassified from hedging reserve to profit or loss	$ (6)	$ (19)
Interest swaps | Interest rate risk
Items designated as hedging instruments
Nominal amount	120	120
Carrying Amount Assets	$ 2